Note 2 - Business Combinations - Pro Forma Operating Results (Details) - Century Metals and Supplies [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Net sales	$ 754,518	$ 550,706
Earnings from operations	$ 30,461	$ 7,446